Emerge EMPWR Unified Sustainable Equity ETF
Schedule of Investments
October 31, 2022 (Unaudited)
1
Shares Value
Common Stocks – 93.2%
Communication Services – 4.6%
Alphabet, Inc., Class A* ......................................................... 55 $ 5,198
AT&T, Inc. ................................................................... 220 4,011
Baidu, Inc., Class A* ........................................................... 500 4,783
Tencent Holdings Ltd. .......................................................... 100 2,619
Verizon Communications, Inc. ................................................... 175 6,540
23,151
Consumer Discretionary – 10.3%
Alibaba Group Holding Ltd.* ..................................................... 400 3,131
Amazon.com, Inc.* ............................................................ 86 8,810
Bosideng International Holdings Ltd. .............................................. 4,000 1,727
eBay, Inc. .................................................................... 55 2,191
Ford Motor Co. ............................................................... 247 3,302
Home Depot, Inc. (The) ......................................................... 12 3,554
JD.com, Inc., Class A .......................................................... 200 3,697
Lowe's Cos., Inc. .............................................................. 26 5,069
McDonald's Corp. ............................................................. 14 3,817
MercadoLibre, Inc.* ............................................................ 3 2,705
TJX Cos., Inc. (The) ........................................................... 151 10,887
Ulta Beauty, Inc.* .............................................................. 8 3,355
52,245
Consumer Staples – 4.6%
Coca-Cola Co. (The) ........................................................... 60 3,591
Colgate-Palmolive Co. ......................................................... 44 3,249
Costco Wholesale Corp. ........................................................ 6 3,009
Kroger Co. (The) .............................................................. 58 2,743
Unilever PLC, ADR ............................................................ 89 4,050
Walmart, Inc. ................................................................. 46 6,547
23,189
Energy – 6.0%
Cheniere Energy Partners LP .................................................... 113 6,795
Chevron Corp. ................................................................ 24 4,342
Petroleo Brasileiro SA, ADR ..................................................... 427 5,474
Tenaris SA, ADR .............................................................. 298 9,363
Transportadora de Gas del Sur SA, Class B, ADR* ................................... 52 451
Valero Energy Corp. ........................................................... 33 4,143
30,568
Financials – 12.1%
Aon PLC, Class A ............................................................. 7 1,970
Banco BBVA Argentina SA, ADR ................................................. 118 355
Bank Central Asia TBK PT, ADR .................................................. 22 316
Bank of America Corp. ......................................................... 112 4,037
Chubb Ltd. ................................................................... 15 3,223
Grupo Financiero Banorte SAB de CV, ADR ........................................ 10 408
Grupo Financiero Galicia SA, ADR* ............................................... 69 535
HDFC Bank Ltd., ADR .......................................................... 142 8,848
Huntington Bancshares, Inc. ..................................................... 281 4,266
ICICI Bank Ltd., ADR .......................................................... 401 8,838
Itau Unibanco Holding SA, ADR .................................................. 124 722
JPMorgan Chase & Co. ........................................................ 32 4,028

Emerge EMPWR Unified Sustainable Equity ETF
Schedule of Investments
(Continued)
October 31, 2022 (Unaudited)
2
Shares Value
Common Stocks (continued)
Financials (continued)
MSCI, Inc. ................................................................... 16 $ 7,502
PNC Financial Services Group, Inc. (The) .......................................... 18 2,913
Postal Savings Bank of China Co. Ltd., Class H, 144A ................................ 7,000 3,246
Prudential Financial, Inc. ........................................................ 39 4,102
US Bancorp .................................................................. 82 3,481
XP, Inc., Class A* .............................................................. 145 2,658
61,448
Health Care – 11.1%
AbbVie, Inc. .................................................................. 51 7,466
CVS Health Corp. ............................................................. 37 3,504
Danaher Corp. ................................................................ 41 10,318
Dr Reddy's Laboratories Ltd., ADR ................................................ 34 1,847
Johnson & Johnson ............................................................ 22 3,827
Medtronic PLC ............................................................... 43 3,756
Merck & Co., Inc. .............................................................. 43 4,352
Novartis AG, ADR ............................................................. 36 2,921
Novocure Ltd* ................................................................ 41 2,897
Organon & Co. ............................................................... 130 3,403
ResMed, Inc. ................................................................. 25 5,592
US Physical Therapy, Inc. ....................................................... 74 6,571
56,454
Industrials – 8.6%
CACI International, Inc., Class A* ................................................. 21 6,384
Caterpillar, Inc. ............................................................... 20 4,329
Cummins, Inc. ................................................................ 17 4,157
Emerson Electric Co. .......................................................... 48 4,157
Expeditors International of Washington, Inc. ........................................ 26 2,544
Grupo Aeroportuario del Centro Norte SAB de CV, ADR ............................... 23 1,467
Nordson Corp. ................................................................ 19 4,275
Norfolk Southern Corp. ......................................................... 28 6,386
Raytheon Technologies Corp. .................................................... 43 4,077
TransUnion .................................................................. 21 1,245
United Parcel Service, Inc., Class B ............................................... 27 4,530
43,551
Information Technology – 19.3%
Absolute Software Corp. ........................................................ 350 4,204
Analog Devices, Inc. ........................................................... 28 3,993
Apple, Inc. ................................................................... 40 6,134
Automatic Data Processing, Inc. .................................................. 23 5,559
Broadcom, Inc. ............................................................... 7 3,291
Cisco Systems, Inc. ............................................................ 83 3,771
Fabrinet* .................................................................... 31 3,546
Globant SA* .................................................................. 13 2,453
Infosys Ltd., ADR ............................................................. 123 2,304
International Business Machines Corp. ............................................ 29 4,010
Juniper Networks, Inc. .......................................................... 153 4,682
Lenovo Group Ltd. ............................................................ 4,000 3,200
Microsoft Corp. ............................................................... 19 4,410
MongoDB, Inc.* ............................................................... 19 3,478

Emerge EMPWR Unified Sustainable Equity ETF
Schedule of Investments
(Continued)
October 31, 2022 (Unaudited)
3
Shares Value
Common Stocks (continued)
Information Technology (continued)
Okta, Inc.* ................................................................... 53 $ 2,974
Oracle Corp. ................................................................. 58 4,528
PayPal Holdings, Inc.* .......................................................... 29 2,424
Samsung Electronics Co. Ltd., GDR ............................................... 3 3,101
Silicon Motion Technology Corp., ADR ............................................. 45 2,407
Sunny Optical Technology Group Co. Ltd. .......................................... 100 867
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 119 7,324
Texas Instruments, Inc. ......................................................... 22 3,534
Trimble, Inc.* ................................................................. 113 6,798
United Microelectronics Corp., ADR* .............................................. 532 3,155
Visa, Inc., Class A ............................................................. 21 4,350
Wipro Ltd., ADR .............................................................. 247 1,161
WNS Holdings Ltd., ADR* ....................................................... 5 430
98,088
Materials – 8.1%
Air Products and Chemicals, Inc. ................................................. 15 3,756
Anglo American PLC ........................................................... 77 2,312
Anhui Conch Cement Co. Ltd., Class H ............................................ 500 1,287
Ecolab, Inc. .................................................................. 14 2,199
Ganfeng Lithium Group Co. Ltd., Class H, 144A ..................................... 200 1,353
Gerdau SA, ADR .............................................................. 409 2,037
Gold Fields Ltd., ADR .......................................................... 359 2,829
Labrador Iron Ore Royalty Corp. .................................................. 287 5,951
Linde PLC ................................................................... 9 2,676
LyondellBasell Industries NV, Class A .............................................. 46 3,517
Novozymes A/S, ADR .......................................................... 24 1,257
Sherwin-Williams Co. (The) ..................................................... 23 5,176
Sociedad Quimica y Minera de Chile SA, ADR ...................................... 35 3,279
Ternium SA, ADR ............................................................. 118 3,397
41,026
Real Estate – 5.8%
China Overseas Land & Investment Ltd. ........................................... 1,000 1,908
Crown Castle, Inc. ............................................................. 38 5,064
Digital Realty Trust, Inc. ........................................................ 59 5,915
Healthpeak Properties, Inc. ...................................................... 65 1,542
Innovative Industrial Properties, Inc. ............................................... 36 3,892
National Storage Affiliates Trust .................................................. 132 5,631
Realty Income Corp. ........................................................... 87 5,418
29,370
Utilities – 2.7%
Chesapeake Utilities Corp. ...................................................... 43 5,348
Cia de Saneamento Basico do Estado de Sao Paulo, ADR ............................. 430 4,971
NextEra Energy, Inc. ........................................................... 41 3,178
13,497
Total Common Stocks (Cost $492,287) .......................................................... 472,587

Emerge EMPWR Unified Sustainable Equity ETF
Schedule of Investments
(Continued)
October 31, 2022 (Unaudited)
4
Value
Total Investments – 93.2%
(Cost $492,287) ............................................................................. $ 472,587
Other Assets in Excess of Liabilities – 6.8% ......................................................... 34,417
Net Assets – 100.0% .......................................................................... $ 507,004
* Non Income Producing
ADR : American Depositary Receipt
GDR : Global Depositary Receipt
144A : Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Summary of Investment Type
Sector
% of Net
Assets
Information Technology ............................................................................ 19.3%
Financials ...................................................................................... 12.1%
Health Care ..................................................................................... 11.1%
Consumer Discretionary ........................................................................... 10.3%
Industrials ...................................................................................... 8.6%
Materials ....................................................................................... 8.1%
Energy ......................................................................................... 6.0%
Real Estate ..................................................................................... 5.8%
Consumer Staples ................................................................................ 4.6%
Communication Services .......................................................................... 4.6%
Utilities ......................................................................................... 2.7%
Total Investments ................................................................................ 93.2%
Other Assets in Excess of Liabilities .................................................................. 6.8%
Net Assets ..................................................................................... 100.0%